REAL ESTATE PROPERTY, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cost:
Real estate property cost, beginning	$ 194,895	$ 33,060
Additions	5,148	161,835
Real estate property cost, ending	200,043	194,895
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	2,722	707
Depreciation expense	2,495	2,015
Real estate property accumulated depreciation, ending	5,217	2,722
Real estate property, net:
Real estate property, net	194,826	192,173
Land [Member]
Cost:
Real estate property cost, beginning	26,486	2,832
Additions		23,654
Real estate property cost, ending	26,486	26,486
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation expense
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	26,486	26,486
Building [Member]
Cost:
Real estate property cost, beginning	158,587	19,604
Additions	168	138,983
Real estate property cost, ending	158,755	158,587
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	2,666	655
Depreciation expense	2,149	2,011
Real estate property accumulated depreciation, ending	4,815	2,666
Real estate property, net:
Real estate property, net	153,940	155,921
Condominium Units [Member]
Cost:
Real estate property cost, beginning	9,413	8,632
Additions	42	781
Real estate property cost, ending	9,455	9,413
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	45
Depreciation expense	262	45
Real estate property accumulated depreciation, ending	307	45
Real estate property, net:
Real estate property, net	9,148	9,368
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	409	1,992
Additions	4,938	(1,583)
Real estate property cost, ending	5,347	409
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	11	52
Depreciation expense	84	(41)
Real estate property accumulated depreciation, ending	95	11
Real estate property, net:
Real estate property, net	$ 5,252	$ 398